Acquisitions - HWW (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash		$ 74,959	$ 279,833	$ 2,550,410
Goodwill		$ 3,561,812	$ 3,918,136	$ 3,815,196
HWW
Business Acquisition [Line Items]
Cash	$ 18,425
Cash acquired	(176)
Net cash	18,249
Accounts receivable and other current assets	780
Property and equipment	40
Accounts payable and other current liabilities	(147)
Deferred revenue	(267)
Deferred income taxes	(2,550)
Other liabilities	(45)
Total identifiable net assets	6,311
Goodwill	11,938
Total net assets acquired	$ 18,249
Definite-lived intangible assets useful life, years	8 years
Technologies | HWW
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 3,600
Definite-lived intangible assets useful life, years	7 years
Customer relationships | HWW
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 2,500
Definite-lived intangible assets useful life, years	12 years
Content database | HWW
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 2,400
Definite-lived intangible assets useful life, years	5 years